Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Inventory Disclosure [Line Items]
Period of time on the market when inventory adjustment formula is first applied	2 years
Raw materials and consumables	$ 469	$ 503
Work-in-progress	45	60
Finished goods and goods for resale	1,873	1,832
Total inventories	2,387	2,395
Provision	203	281	$ 327
Write-down of inventory due to disposal of certain products and voluntary product discontinuation	17
Cost of inventories recognised as an expense and included in cost of goods sold	1,583	1,459	1,302
Inventory write-offs and provision increases	120	106	$ 117
Engage
Schedule Of Inventory Disclosure [Line Items]
Write-off of inventory		21
Impairment
Schedule Of Inventory Disclosure [Line Items]
Total inventories	(511)	$ (544)
Increase in inventories from changes in foreign exchange rates	$ 11
Orthopaedic instruments | Minimum
Schedule Of Inventory Disclosure [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Orthopaedic instruments | Maximum
Schedule Of Inventory Disclosure [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years